UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

Name of Registrant: MH Elite Portfolio of Funds, Inc.

Address of Registrant: 220 Russell Avenue
                       Rahway, NJ 07065

Name and address of agent for service: Harvey Merson
                                            or
                                       Jeff Holcombe
                                       220 Russell Avenue
                                       Rahway, NJ 07065

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2009 - December 31, 2009

Item 1: Reports to Shareholders




                     MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Fellow Shareholder:

We are pleased to present our combined 2009 semi annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds and
MH Elite Select Portfolio of Funds.

As one who likes to toil in the soil come spring, I would like to quote American author, Hal Borland;

'No winter lasts forever; no spring skips its turn'

Which correlates to;

No recession lasts forever; no recovery skips its turn

In the second half of 2009, the stock market continued to build on the rally that began after the market low on March 9th. The 2009 third quarter was the best three month showing (up 15%) in 11 years followed by a more modest 4th quarter gain of 5.5%. Overall, the S&P 500 index rose 65% and the Russell 2000 index gained 84.5% after bottoming out earlier in the year. As robust as the returns were in 2009 (98% of global stock markets rose in 2009 and 100% of sectors posted gains) they could not overcome a decade of disappointment which will be remembered as the worst decade in history for the S&P 500 index. A decade marred by the internet/tech craze, September 11, 2001, a housing boom and bust, a credit crisis on Wall Street, the collapse of Lehman Brothers and two recessions.

Savvy investors are willing to plant their seeds early to reap the rewards of a market recovery. Unfortunately, most investors employ a follow the money investing mantra, chasing last year's best performers. As markets experienced their best six month performance for stocks since 1933, investors fled stocks with a net outflow of $36 billion and added over $350 billion to bond funds and U.S. Treasuries in 2009. Are U.S. Treasuries the next market bubble? After all, when interest rates do rise, and they will, bond prices will decline. Investors continue to make the same investing mistakes of buying high and selling low. Selling stocks at their bottom to buy bonds at their peak is a recipe for disappointing future returns and missed opportunities.

A jobless recovery that has been fueled by government spending, stimulus programs and near zero short term interest rates led to Federal Reserve Chairman Ben Bernanke's comment in September that the worst recession since the 1930's is very likely over. The recession may be over but the problems linger on. Any number of issues could derail the recovery, including high unemployment, spiraling federal deficits, Washington's preoccupation with health care reform, tight credit, commercial real estate defaults, low consumer confidence and weak income growth that cannot keep up with rising energy and healthcare costs. As the financial crisis in Dubai, and recently in Greece, points out the global recovery still stands on shaky ground and how fragile the financial system remains worldwide.

We are pleased to report that all our Funds outperformed the market as represented by the S&P 500 index in 2009.

For the year 2009, MH Elite Small Cap Fund of Funds was up 31.7% versus a gain of 27.2% for the Russell 2000 index of small cap stocks. For the period from the market low on March 9th through the end of the year the Fund gained 81.3%. For 2009, the small cap growth sector significantly outperformed the value sector. The Russell 2000 Growth index rose 34.5% versus 20.6% for the Russell 2000 Value index. Our portfolio strategy is to maintain a balance between value and growth funds though; the Fund generally performs better during the periods when growth outperforms value funds. We received excellent performance from three holdings from the Royce Family of Funds. Royce Micro Cap was up 55.8%, Royce Value Plus gained 41.4% and Royce 100 returned 38.3% in 2009. Schneider Small Cap Value continued to shine throughout the year finishing with a gain of 54%. Another standout for us was Parnassus Small Cap with a gain of 42.5%.

Our value oriented funds were a drag on overall performance. Funds with more modest gains included Allianz NFJ Small Cap Value with a gain of 24.5%, Keeley Small Cap Value up 22% and the iShares Russell 2000 Value index's return of 20.6%. Another poor relative performer, Stratton Small Cap Value was replaced in July with American Century Small Cap Value and Brown Capital Management Small Company. Due to a forced liquidation by Transamerica, we replaced the Transamerica Premier Small Cap Value Fund with TFS Small Cap. Other notable changes to the portfolio in the second half of the year were the additions of TCW Small Cap Growth and Perkins Small Cap Value to replace Loomis Sayles Small Cap Growth and Paradigm Value.

For the year 2009, MH Elite Fund of Funds was up 30.8%, outperforming the S&P 500 index's gain of 26.5% and the Russell 1000 index's gain of 28.4%. For the period from the market low on March 9th through the end of the year the Fund was up 65.5%. Several funds with heavier weightings in financials, industrials, energy and healthcare, such as Fairholme and Primecap Odyssey Growth, had exceptional returns in 2009. Our best performers were Fidelity Leveraged Company Stock, +59.5%, Columbia Value and Restructuring, +47.3%, Jordon Opportunity, 43.4%, Hartford Capital Appreciation, 42.8%, Primecap Odysset Growth, 40.9%, Artisan Mid Cap Value and Schneider Value, both up 39.2% and Fairholme, +39%. Underperforming funds relative to the indexes included Wasatch 1st Source Income Equity, +24.4%, Amana Income, +23.5%,
BB&T Equity Income, 23.3%, Blackrock Equity Dividend, +22.2% and Fidelity Select Consumer Staples, +20.9%.

In October, Marsico 21st Century was replaced with a mid cap growth fund, Blackrock US Opportunities. The Parnassus Fund was added to the portfolio during the third quarter.

For the year 2009, MH Elite Select Portfolio of Funds was up 30.4%. After being our best performer for the first half of the year, it slipped a bit in the third quarter and then again in the final month to slightly trail our other funds. In December, the Fund was up a modest 1.3 % versus a gain of 6.9% for our Small Cap Portfolio. For the year, the Fund was richly rewarded with its investments in Latin America and Emerging Markets. With a weak dollar giving a boost to commodities, emerging markets led the market recovery this past year. Approximately 20% of the portfolio is allocated to this sector. Our best performers were T. Rowe Price Latin America, +114.4%, Metzler/Payden European Emerging Markets, +101.4%, Lazard Emerging Markets Equity, +69.8% and the exchange traded fund, BLDRS Emerging markets 50 ADR Index, +65.5%. Despite the robust returns we will maintain our weighting and not chase performance as this sector can be very volatile.

Other sector funds with notable performances were the industrials materials fund, USAA Precious Metals and Minerals, +62.4% and telecommunications fund, T Rowe Price Media & Telecommunications, +68.5%. Janus Overseas, +78.1% and Allianz NFJ International Value, +42%, also helped to enhance the Fund's returns.

Funds underperforming the overall market included long/short holding, TFS Market Neutral, +16.6%, allocation fund, Permanent Portfolio, +19.1%, world stock fund, Mutual Global Discovery, +21.3% and CGM Focus, +10.4%. We also maintained a cash position between 10% and 13% throughout the year.

Changes to the portfolio included reducing our exposure to long/short holdings. Diamond Hill Long/Short, Robeco Boston Partners Long/Short and Direxion Commodity Trends were all sold in the third quarter. Foreign holdings Artio International Equity and Thomas White International were replaced with
Manning & Napier World Opportunities, T.Rowe Price International Discovery and Oppenheimer Developing Markets. Pimco Global Multi Asset was purchased to replace Oakmark Equity Income. Proceeds from the sale of world stock holding, Wintergreen, were used to add to existing positions in the emerging market and foreign develop markets categories. Approximately 55% of the stocks held within the underlying funds are foreign holdings.

Looking forward, it will be necessary to see an improvement in the housing market, a pick up in consumer spending, the creation of jobs to lower the unemployment rate, a recovery in business investment and additional federal government initiatives to extend the recovery and to keep our economy growing.


We appreciate the trust all of you have placed in our management and we would like to extend a special welcome to all new shareholders.


                                       Sincerely,



                                        /s/ Harvey Merson
				        Harvey Merson
					President




Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all dividends and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                       Underlying Fund Diversification
                             December 31, 2009

                     Investment Category of Underlying Funds
                           (as a % of Fund assets)

Small Cap Value	            %	Small Cap Blend                 %	Small Cap Growth                     %
----------------------------------------------------------------------------------------------------------------
Schneider Small Cap Value  8.4	Parnassus Small Cap            6.9	Royce 100 Inv                  	    5.7
----------------------------------------------------------------------------------------------------------------
Allianz NFJ Small Cap      7.0  Keeley Small Cap Value I       6.8	Schroder US Opportunities Inv	    5.3
Cap Value I
----------------------------------------------------------------------------------------------------------------
Perkins Small Cap Value I  6.9	Royce Micro Cap Inv            6.4	Brown Capital Mgmt Small Co I       5.0
Value I
----------------------------------------------------------------------------------------------------------------
American Century Small 	   4.2  Pacific Advisors Small Cap A   6.2      Royce Value Plus Svc                5.0
Cap Value Inv
----------------------------------------------------------------------------------------------------------------
iShares Russell 2000       3.5  T. Rowe Price Small Cap Value  6.1      TCW Small Cap Growth I              3.9
Value Index
----------------------------------------------------------------------------------------------------------------
                                iShares Russell 2000 Index     5.5
                                ------------------------------------
                                TFS Small Cap                  5.1
                                ------------------------------------

                    Short-Term Securities and Other Assets - 2.1%



            Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund



                           Value   Blend   Growth
                            30%     32%     38%

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Schedule of Investments
                             December 31, 2009

      Mutual Funds  (88.9%)                       Shares         Value

        Schneider Small Cap Value	          20,643     $  282,397
        Allianz NFJ Small Cap Value I	           9,663	234,222
        Perkins Small Cap Value I *	          11,095	232,544
        Parnassus Small Cap 	                  12,876	230,746
        Keeley Small Cap Value I	          11,500	228,620
        Royce Micro Cap Inv	                  15,552	213,372
        Pacific Advisors Small Cap A *	           7,853        207,094
        T Rowe Price Small Cap Value 	           6,955	205,044
        Royce 100 Inv *	                          24,282        192,800
        Schroder US Opportunities Inv *	           8,887	176,405
        TFS Small Cap *	                          16,452        171,427
        Brown Capital Management Small Co I *	   4,721	169,208
        Royce Value Plus Svc *	                  15,000        168,600
        American Century Small Cap Value Inv	  19,400	141,811
        TCW Small Cap Growth I *	           5,440	130,385
		                                            -----------
        Total Mutual Funds (Cost $ 3,058,114) 		      2,984,675


      Exchange Traded Funds (9.0%)

        iShares Russell 2000 Index	           3,000	187,320
        iShares Russell 2000 Value Index	   2,000	116,080
                                                              ---------

        Total Exchange Traded Funds (Cost $ 290,716)            303,400

      Total Mutual Funds and
        Exchange Traded Funds (Cost $3,348,830)               3,288,075

      Short-Term Securities (1.7%)

        Shareholder Services Group Money Market
        (Cost  $ 56,076)                                         56,076
                                                            -----------

      Total Investments in Securities (Cost $ 3,404,906)      3,344,151

      Other Assets - net (0.4%)                                  11,939
                                                            -----------

      Net Assets - (100%)                                   $ 3,356,090
                                                            ===========

     * Non-income producing security during the period.





The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                     Statement of Assets and Liabilities
                             December 31, 2009

Assets

Investments in securities at value (Cost $ 3,404,906)       $ 3,344,151
Cash                                                             11,939
                                                            -----------

        Total Assets                                          3,356,090
                                                            -----------
Liabilities

        Total Liabilities                                             -
                                                            -----------

Net Assets                                                  $ 3,356,090
                                                            ===========

        Capital Stock, no par (issued and
            outstanding - 677,471)                          $ 3,962,677
        Accumulated realized losses on investments             (545,832)
        Net unrealized depreciation on investments              (60,755)
                                                            -----------

                Net Assets                                  $ 3,356,090
                                                            ===========

Net asset value per share                                   $      4.95
                                                            ===========











The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Statement of Operations
                       For Year Ended December 31, 2009

Investment Income

        Dividend income from underlying funds                 $      18,512
        Dividend income from money market funds	                         35
                                                              -------------

                Total investment income                              18,547
                                                              -------------

Expenses
        Investment advisory fees (note 2)                            28,518
        Administrative service fees                                   7,130
                                                              -------------
                Total expenses                                       35,648
                                                              -------------

Net investment loss                                                 (17,101)
                                                              -------------
Realized and unrealized gain/(loss) on investments

        Capital gain distributions from underlying funds                 10
        Net realized loss from investments                         (252,705)
        Net change in unrealized appreciation on investments      1,088,996
                                                              -------------
        Net realized and unrealized gain on investments             836,301
                                                              --------------

Net increase in net assets resulting from operations          $     819,200
                                                              ==============







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                      Statements of Changes in Net Assets
                 For The Years Ended December 31, 2009  and 2008




                                                        2009             2008
                                                  -----------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $   (14,592)   $    (30,141)
     Capital gain distributions from
       underlying funds                                     10          42,700
     Net realized loss on investments                 (252,705)       (335,828)
     Change in unrealized appreciation
       (depreciation) on investments                 1,088,996      (1,434,268)
                                                  --------------    -----------
     Net increase (decrease) in net assets
       resulting from operations                       819,200      (1,757,537)

Distributions to shareholders from:
     Net investment income                                   -               -
     Realized gains                                          -               -
                                                  --------------     ----------
     Total distributions                                     -               -

Capital share transactions (note 5)                   (113,435)     (1,104,932)
                                                  --------------     ----------
Total decrease                                         705,765      (2,862,469)

Net assets at beginning of year                      2,650,325        5,512,794
                                                  --------------    -----------
Net assets at end of year                          $ 3,356,090      $ 2,650,325
                                                  =============================






The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                         MH Elite Fund of Funds
                    Underlying Fund Diversification
                          December 31, 2009



               Investment Category of Underlying Funds
                     (as a % of Fund assets)

Large Cap Value               %     Large Cap Blend              %      Large Cap Growth         %
---------------------------------------------------------------------------------------------------
Amana Income	             5.8    Fairholme	                6.5	Amana Growth	        6.0
---------------------------------------------------------------------------------------------------
Mainstay ICAP Select 	     5.4    Janus Contrarian            5.0	Primecap Odyssey Growth 5.7
Equity I
---------------------------------------------------------------------------------------------------
Wasatch First Source         5.3    American Funds Fundamental  5.5	Parnassus        	4.4
Income Equity                       Inv F2
---------------------------------------------------------------------------------------------------
BB&T Equity Income  	     5.2    Hartford Capital 	        4.7	Jordan Opportunity 	4.3
                                    Appreciation I
---------------------------------------------------------------------------------------------------
Columbia                     5.1    Fidelity Select Consumer    2.8
Value and Restructuring Z           Staples
-------------------------------------------------------------------
Blackrock Equity Dividend I  4.9
----------------------------------
Dodge and Cox Stock	     4.8
----------------------------------



---------------------------------------------------------------------------------------------------
     Mid Cap Value         %        Mid Cap Blend               %       Mid Cap Growth           %
---------------------------------------------------------------------------------------------------
Artisan Mid Cap Value     5.1    Fidelity Leveraged Co Stk     4.0      Blackrock US            3.9
                                                                        Opportunitites I
---------------------------------------------------------------------------------------------------
Schneider Value           4.6
-----------------------------



                        Short-Term Securities and Other Assets - 1.0%



               Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

                                 Value     Blend   Growth
                                  32%       37%      31%

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                           Schedule of Investments
                               December 31, 2009


   Mutual Funds (99.0%)                    Shares         Value

     Fairholme	                           11,861    $  356,907
     Amana Growth * 	                   15,589	332,519
     Amana Income	                   11,213	321,705
     Primecap Odyssey Growth 	           23,355	312,018
     Janus Contrarian J	                   23,010	303,502
     Mainstay ICAP Select Equity I	    9,852	298,802
     Wasatch First Source Income Equity    23,118	293,133
     BB&T Equity Income I	           23,476	285,934
     Columbia Value and Restructuring Z	    6,546	280,106
     Artisan Mid Cap Value	           15,527	279,182
     American Funds Fundamental Inv F2	    8,397	274,828
     BlackRock Equity Dividend I	   17,148	271,617
     Dodge & Cox Stock	                    2,738	263,221
     Hartford Capital Appreciation I *	    8,447	258,549
     Schneider Value	                   20,095	251,390
     Parnassus 	                            7,035	244,945
     Jordon Opportunity	                   21,708	235,528
     Fidelity Leveraged Co Stk	            9,736	223,141
     Blackrock US Opportunities I	    6,339	213,122
     Fidelity Select Consumer Staples	    2,522	153,331
		                                    -----------

     Total Mutual Funds (Cost $ 6,009,116) 	      5,453,480


   Short-Term Securities (1.0%)

     Shareholder Services Group Money                    54,371
       Market (Cost $ 54,371)
                                                   ------------
   Total Investments in Securities
       (Cost  $ 6,064,854)                            5,507,851

   Other Assets (0.0%)                                        -
                                                   ------------

   Net Assets - (100%)                             $  5,507,851
                                                   ============

   * Non-incoming producing security during the period.

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                       Statement of Assets and Liabilities
                               December 31, 2009


Assets


Investments in securities at value (Cost $ 6,064,854)	$ 5,507,851
                                                        -----------
	Total Assets	                                  5,507,851
                                                        -----------
Liabilities

        Total Liabilities	                                  -
                                                        -----------

Net Assets	                                        $ 5,507,851
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 1,211,190)                    $  6,342,444
        Accumulated realized losses on investments         (278,957)
        Net unrealized depreciation on investments	   (555,636)
                                                        -----------

                Net Assets	                        $ 5,507,851
                                                        ===========

        Net asset value per share	                $      4.55
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                           Statement of Operations
                   For The Year Ended December 31, 2009

Investment income

     Dividend income from underlying funds            $     48,249
     Dividend income from money market funds                   102
                                                      ------------
           Total Investment Income                          48,351
                                                      ------------

Expenses
     Investment advisory fees (note 2)                      46,597
     Administrative service fees                            11,649
                                                      ------------
           Total Expenses                                   58,246
                                                      ------------

Net investment loss                                         (9,895)
                                                      ------------

Realized and unrealized gain/(loss) on investments

     Capital gain distributions from underlying funds            -
     Net realized loss from investments                    (87,954)
     Net change in unrealized appreciation
        on investments                                   1,389,970
                                                      ------------
     Net realized and unrealized gain on investments     1,302,016
                                                      ------------
Net increase in net assets resulting from operations  $  1,292,121
                                                      ============









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                     Statements of Changes in Net Assets
               For The Years Ended December 31, 2009 and 2008



                                                         2009           2008
                                                  ------------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $     (9,895)   $   21,167)
     Capital gain distributions from
       underlying funds                                       -        33,560
     Net realized loss on investments                   (87,954)     (224,563)
     Change in unrealized increase appreciation
       (depreciation) on investments                  1,389,970    (2,569,690)
                                                  -----------------------------
     Net increase (decrease) in net assets
       resulting from operations                      1,292,121    (2,781,860)

Distributions to shareholders from:
     Net investment income                                    -       (16,198)
     Realized gains                                           -             -
                                                  ----------------------------
     Total distributions                                      -       (16,198)

Capital share transactions (note 5)                      20,511       169,245
                                                  -----------------------------
Net increase (decrease)                               1,312,632     (2,628,813)

Net assets at beginning of year                       4,195,219      6,824,032
                                                  -----------------------------
Net assets at end of year                           $ 5,507,851    $ 4,195,219
                                                  =============================







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                        Underlying Fund Diversification
                           December 31, 2009


                   Investment Category of Underlying Funds
                           (as a % of Fund assets)

Long - Short                 %    Latin America/                %    Precious Metals              %
                                  Emerging Markets
----------------------------------------------------------------------------------------------------
TFS Market Neutral          7.0	 T. Rowe Price Latin America   5.5   USAA Precious Metals        3.2
                                                                     and Minerals
----------------------------------------------------------------------------------------------------
                          	 Metzler/Payden European       4.8
                                 Emerging Markets
-------------------------------------------------------------------
                                 Lazard Emergin Markets        4.2
                                 Equity I
-------------------------------------------------------------------
                                 BLDRS Emerging Markets 50     3.6
                                 ADR Index
                                 ----------------------------------
                                 Oppenheimer Developing        2.8
                                 Markets Y
                                 ----------------------------------


------------------------------------------------------------------------------------------------------
Natural Resources            %   Real Estate                    %    Health Care                    %
------------------------------------------------------------------------------------------------------
Vanguard Energy             1.8  CGM Realty	               2.2   T. Rowe Price Health Sciences 3.3
------------------------------------------------------------------------------------------------------
                                 		                     Blackrock Health Sciences     3.0
                                                                     Opportunities A
                                                                   -----------------------------------


------------------------------------------------------------------------------------------------------
World Allocation             %         Moderate Allocation       %   Conservative Allocation        %
------------------------------------------------------------------------------------------------------
Ivy Asset Strategy Y	    4.2	                                     Permanent Portfolio	   5.6

------------------------------------------------------------------------------------------------------
Blackrock Global            4.0
Allocation I
--------------------------------
Pimco Global Multi Asset I  2.6
--------------------------------


------------------------------------------------------------------------------------------------------
Foreign Develop Markets      %   World Stock                     %   Miscellaneous                  %
------------------------------------------------------------------------------------------------------
Allianz NFJ International   4.2	 Mutual Series Discovery Z	2.6  MFS Utilities A	           2.6
Value I
------------------------------------------------------------------------------------------------------
Janus Overseas J            4.1	                                     T. Rowe Price Media and       2.2
                                                                     Telecommunications
--------------------------------                                     ---------------------------------
Harbor Intl Inv             3.9			                     CGM Focus	                   1.9
--------------------------------                                     ---------------------------------
Blackrock International     3.8
Opportunities I
-------------------------------
T. Rowe Price INternational 2.7
Discovery
-------------------------------
Manning & Napier World      2.6
Opportunities A
-------------------------------

                        Short-Term Securities and Other Assets - 11.6%

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                           Schedule of Investments
                              December 31, 2009


   Mutual Funds (84.8%)                         Shares     Value

     TFS Market Neutral	                        17,250	$ 263,229
     Permanent Portfolio 	                 5,495	  212,511
     T. Rowe Price Latin America 	         4,310	  208,252
     Metzler/Payden European Emerging Markets 	 7,167 	  182,339
     Allianz NFJ International Value I	         8,325	  159,667
     Lazard Emerging Markets Equity I	         8,733	  157,288
     Ivy Asset Strategy Y 	                 7,020	  156,688
     Janus Overseas J	                         3,626	  154,085
     Blackrock Global Allocation I	         8,366	  150,249
     Harbor International I	                 2,661	  146,025
     Blackrock International Opportunities I	 4,498	  142,363
     T. Rowe Price Health Sciences *	         4,765	  124,694
     USAA Precious Metals and Minerals	         3,545	  120,545
     Blackrock Health Sciences Opportunities A * 4,142	  114,705
     Oppenheimer Developing Markets Y	         3,720	  105,766
     T. Rowe Price International Discovery	 2,723	  100,599
     Manning & Napier World Opportunities A	12,270	   99,632
     MFS Utilities A	                         6,527	   97,521
     PIMCO Global Multi Asset I	                 8,811	   96,740
     Mutual Global Discovery Z	                 3,563	   96,296
     CGM Realty 	                         4,055	   84,666
     T. Rowe Price Media & Telecommunications	 2,024	   83,057
     CGM Focus	                                 2,413	   71,807
     Vanguard Energy 	                         1,096	   65,899

     Total Mutual Funds (Cost $ 3,048,036)		3,194,623

                                                       ----------

   Exchange Traded Funds (3.6%)

     BLDRS Emerging Markets 50 ADR Index	 3,100	  136,803
                                                       ----------
     Total Exchange Traded Funds (Cost $ 143,740)         136,803

     Total Mutual Funds and Exchange Traded Fund        3,331,426
        (Cost $ 3,191,7767)

   Short-Term Securities (10.5%)

     Shareholder Services Group                           396,240
        Money Market (Cost $ 308,908)
                                                       ----------
   Total Investments in Securities
       (Cost  $ 3,588,016)                              3,727,666

   Other Assets (1.1)                                      40,506
                                                       ----------

   Net Assets - (100%)                                $ 3,768,172
                                                      ===========

   * Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                         MH Elite Select Portfolio of Funds
                       Statement of Assets and Liabilities
                                December 31, 2009


Assets


Investments in securities at value (Cost $ 3,588,016)	$ 3,727,666
Cash	                                                     40,506
                                                        -----------
	Total Assets	                                  3,768,172
                                                        -----------
Liabilities

        Total Liabilities	                                  -
                                                        -----------

Net Assets	                                        $ 3,768,172
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 820,954)                      $  4,161,874
        Accumulated realized losses on investments	   (533,352)
        Net unrealized depreciation on investments	    139,650
                                                        -----------
                Net Assets	                        $ 3,768,172
                                                        ===========

        Net asset value per share	                $      4.59
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                           Statement of Operations
              For The Year Ended December 31, 2009


Investment income

     Dividend income from underlying funds           $      42,127
     Dividend income from money market funds	               114
                                                      ------------
           Total Investment Income                          42,241
                                                      ------------

Expenses
     Investment advisory fees (note 2)                      56,203
     Administrative service fees                             8,029
                                                      ------------
           Total Expenses                                   64,232
                                                      ------------

Net investment loss                                        (21,991)
                                                      ------------

Realized and unrealized gain (loss) on investments

     Capital gain distributions from underlying funds          499
     Net realized loss from investments                   (102,485)
     Net change in unrealized appreciation
        on investments                                   1,005,972
                                                      ------------
     Net realized and unrealized gain on investments       903,986
                                                      ------------
Net increase in net assets resulting from operations  $    881,995
                                                      ============









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                     Statements of Changes in Net Assets
              For The Year Ended December 31, 2009 and 2008



                                                           2009          2008
                                                  -----------------------------
Increase (decrease) in net assets from operations
     Net investment loss                             $   (21,991)    $ (24,145)
     Capital gain distributions from
       underlying funds                                      499        71,001
     Net realized loss on investments                   (102,485)     (348,282)
     Change in unrealized appreciation
       (depreciation) on investments                   1,005,972    (1,177,869)
                                                  --------------   ------------
     Net increase (decrease) in net assets
       resulting from operations                         881,995    (1,479,295)

Distributions to shareholders from:
     Net investment income                                     -        (3,013)
     Realized gains                                            -             -
                                                  --------------    ----------
     Total distributions                                       -        (3,013)

Capital share transactions (note 5)                       64,355       483,463
                                                  --------------    ----------
Net increase (decrease)                                  946,350      (998,845)

Net assets at beginning of year                        2,821,822     3,820,667
                                                  --------------    ----------
Net assets at end of year                            $ 3,768,172   $ 2,821,822
                                                  ==============   ===========








The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2009


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997.
MH Elite Portfolio of Funds, Inc. offers three funds to investors;
MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds (collectively, 'the Funds'). The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, and the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006. The Funds act as their own custodian.

The primary objective of the Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities and exchange traded funds (ETFs).

The following is a summary of the Funds' significant accounting policies:

Financial Accounting Standards Board Launches Accounting Standards Codification - The Financial Accounting Standards Board ('FASB') has issued FASB ASC 105 (formerly FASB Statement No. 168), The 'FASB
Accounting Standards Codification (tm)' and the Hierarchy of Generally Accepted Accounting Principles ('GAAP') ('ASC 105'). ASC 105 established the FASB Accounting Standards Codification (tm) ('Codification' or 'ASC') as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ('SEC') under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification. GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds have implemented the Codification as of December 31, 2009.


Underlying Fund Valuation - Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes - The Funds intend to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.Management has evaluated subsequent events through March 1, 2010, the date the financial statements were issued.

Realized Gain and Loss - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2009

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Reclassifications: In accordance with SOP-93-2 each Fund recorded a permanent book tax difference in it's capital account of reclassifying net investment loss to paid-in-capital at December 31, 2009 . This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2009 the reclassification for each Fund is as follows:

                      Small Cap Fund            - $17,101
                      Fund of Funds             - $ 9,895
                      Select Portfolio of Funds - $21,991



2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the 'Adviser') furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund's average daily net assets and are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds
Management Fees                             1.00%	             1.00%	              1.75%
Distribution (and/or Service)
  (12b-1) Fees                              None	             None	              None
Other Expenses 	                            0.25%	             0.25%	              0.25%
Total Annual Fund Operating Expenses 	    1.25%	             1.25%	              2.00%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement. Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds. The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser. The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above. Generally, the operating expenses of the underlying funds range from 0.24% to 2.71% of average net assets.


For the period ended December 31, 2009 the management fees for each Fund were:

        MH Elite Small Cap Fund of Funds       $ 28,518
        MH Elite Fund of Funds                 $ 46,597
        MH Elite Select Portfolio of Funds     $ 56,203

For the period ended December 31, 2009 other expenses for each Fund were:

        MH Elite Small Cap Fund of Funds       $  7,130
        MH Elite Fund of Funds                 $ 11,649
        MH Elite Select Portfolio of Funds     $  8,029

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2009


3. PURCHASE AND SALE OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the period ended December 31, 2009 aggregated for each Fund was:

	                                    Purchases	      Sales
                                         ---------------------------
MH Elite Small Cap Fund of Funds	 $     985,000	 $   980,260
MH Elite Fund of Funds	                 $     675,000	 $   290,305
MH Elite Select Portfolio of Funds	 $     980,000	 $ 1,004,365

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At December 31, 2009 , on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	                                   Appreciation	     Depreciation
                                        -----------------------------------
MH Elite Small Cap Fund of Funds	$        282,047     $      342,802
MH Elite Fund of Funds	                $        222,363     $      777,999
MH Elite Select Portfolio of Funds	$        304,367     $      164,717


4.INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2009, the components of distributable earnings on a tax basis for each Fund are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds

Undistributed ordinary income          $           -          $           -           $            -
Undistributed long-term capital gain   $           -          $           -           $            -
Unrealized depreciation                $     (60,755)         $    (555,636)          $      139,650

The tax character of distributions paid by the Funds during the years ended December 31, 2009 and 2008 are as follows:

	                                      MH Elite Small Cap           MH Elite               MH Elite Select
	                                         Fund of Funds	     Fund of Funds	        Portfolio of Funds
                                               2009         2008       2009         2008         2009         2008
Ordinary income                           $       -    $       -     $       -   $   3,577    $        -   $        -
Long-term capital gain                    $       -    $       -     $       -   $  12,621    $        -   $        -
Dividends                                 $       -    $       -     $       -   $       -    $        -   $    3,013


                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2009

5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2009 , 1,000,000,000 shares of no par value capital stock were authorized. Transactions in capital stock for each Fund are as follows:




                                    MH Elite Small Cap Fund of Funds

                              For the year ended         For the year ended
                              December 31, 2009 	 December 31, 2008

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold                42,228       $   162,181     103,547   $    485,532
Shares issued in
  reinvestment of
    distributions               -                 -           -              -
                        ----------     ------------     -------     ----------
                           42,228           162,181     103,547        485,532


Shares redeemed           (70,292)         (275,616)   (284,176)    (1,590,464)
                         ---------     ------------    ---------   -----------

Net increase/(decrease)   (28,064)      $  (113,435)   (180,629)  $ (1,104,932)
                         =========     ============    =========   ============

                                         MH Elite Fund of Funds

                           For the year ended         For the year ended
                              December 31, 2009 	 December 31, 2008

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold                70,607      $    277,650     123,775    $   558,095
Shares issued in
  reinvestment of
    distributions               -                 -       4,562         15,877
                        ---------      ------------     -------    -----------
                           70,607           277,650     128,337        573,972


Shares redeemed           (64,756)         (257,139)    (90,500)      (404,727)
                        ---------      ------------     --------   -----------

Net increase/(decrease)     5,851      $     20,511      37,837    $   169,245
                        =========      ============     =======    ===========

                                 MH Elite Select Portfolio of Funds
                           For the year ended         For the year ended
                              December 31, 2009 	 December 31, 2008

                           Shares         Amount         Shares       Amount
                         -------          ------         ------       ------
Shares Sold                41,633      $    156,859     227,480    $ 1,059,885
Shares issued in
reinvestment of
distributions                   -                 -         856          3,013
                         --------      ------------    ----------   ----------
                           41,633           156,859     228,336       1,062,89

Shares redeemed           (22,407)          (92,504)   (135,298)      (579,435)
                         --------      ------------    ---------    ----------

Net Increase               19,226       $    64,355      93,038    $   483,463
                         ========      ============    =========   ===========

                      MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  December 31, 2009


6. FAIR VALUE

ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The topic establishes a fair value hierarchy that distinguishes between
(1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and
(2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds' securities on a daily basis. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2009:


Valuation Inputs	                          MH Elite Small Cap      MH Elite        MH Elite Select
                                                     Fund of Funds      Fund of Funds	 Portfolio of Funds
Level 1 - Quoted prices 	                    $ 3,344,151	         $ 5,507,851	    $ 3,727,666
Level 2 - Other significant observable inputs 	              -	                   -	              -
Level 3 - Significant unobservable inputs                     -                    -                  -
Total 	                                            $ 3,344,151	         $ 5,507,851	    $ 3,727,666



7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ('FASB') issued Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161), 'Disclosures about Derivative Instruments and Hedging Activities'. This topic is effective for fiscal years and interim periods beginning after November 15, 2008. It requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.

The Funds adopted the amending of ASC 820 (formerly Financial Accounting Standards Board Standard No. 157-4) - Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly on June 15, 2009.

At adoption the Funds evaluated the level and activity for the assets and liabilities of the Funds to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.

In May 2009, Codification Topic 855 (formerly Statement of Financial Accounting Standards No. 165, 'Subsequent Events') was issued. This topic is effective for fiscal years and interim periods ending after June 15, 2009. ASC 855 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date - that is, whether that date represents the date the financial statements were issued or were available to be issued. In accordance with the adoption of ASC 855, and in preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through March 1, 2010, the date the financial statements were issued.

                      MH Elite Portfolio of Funds, Inc.

                     MH Elite Small Cap Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period




                                       For the years ended December 31,
                            2009       2008         2007         2006        2005
                      --------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of year      $   3.76     $  6.22      $  7.16     $  7.13     $  7.39
------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss (a) (c)            (0.02)       (0.04)       (0.04)      (0.07)      (0.08)

Net Realized and
 Unrealized Gain/(Loss)
  on Investments            1.21        (2.42)       (0.09)       1.00        0.53
                         --------     --------     --------   ---------     ------
Total Income/(Loss)
 from Investment
  Operations                1.19        (2.46)       (0.13)       0.93        0.45
------------------------------------------------------------------------------------

Distributions to shareholders from:

Net investment income          -            -            -       (0.18)      (0.10)
Realized gains                 -            -        (0.81)      (0.72)      (0.61)
------------------------------------------------------------------------------------


Net asset value,
end of period            $  4.95      $  3.76      $  6.22     $  7.16     $  7.13
------------------------------------------------------------------------------------

Total Return (b)           31.65%     -39.55%       -1.88%      13.04%       6.09%
------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
year (in 000's)           $ 3,356     $ 2,650     $ 5,513     $ 6,322     $ 5,549
                          =======     =======     =======     =======     ========
Ratio of Expenses to
Average Net Assets (c)      1.26%      1.22%       1.26%       1.24%       1.24%

Ratio of Net Investment
Loss to Average
Net Assets (c)             -0.60%      -0.79%      -0.53%      -0.91%      -1.06%

Portfolio turnover
rate (%)                   35.73%      40.40%      42.48%      33.22%      29.67%
------------------------------------------------------------------------------------


   (a) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (b) Total return assumes reinvestment of dividends.
   (c) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.




The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                           MH Elite Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                                          For the Years Ended December 31,
                         2009     2008         2007        2006         2005
                       -------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of year       $  3.48       $   5.84      $  5.99     $  5.62     $   5.41
-------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss(a) (c)            (0.01)       (0.02)        (0.04)      (0.02)       (0.03)

Net Realized and
Unrealized Gain/(loss)
on Investments             1.08        (2.33)         0.42        0.69         0.40
                        -------       -------      -------      -------     --------
Total Income/(Loss)
from Investment
Operations                 1.07        (2.35)         0.38        0.67         0.37
-------------------------------------------------------------------------------------

Distributions to shareholders from:

Net investment income         -        (0.01)        (0.11)      (0.03)       (0.03)
Realized gains                -            -         (0.42)      (0.27)       (0.13)
                         ------       -------       -------    -------      -------

Net asset value,
end of period          $   4.55     $   3.48      $   5.84     $  5.99     $   5.62
--------------------------------------------------------------------------------------

Total Return (c)          30.75%      -40.41%         6.37%      11.92%        6.84%
--------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
year (in 000's)        $  5,508     $  4,195      $  6,824     $ 6,250      $ 5,026
                       ========     ========      ========     =======      =======
Ratio of Expenses to
Average Net Assets (e)    1.26%      1.24%         1.25%       1.24%        1.25%

Ratio of Net Investment
loss to Average
Net Assets (e)           -0.21%     -0.36%        -0.58%      -0.41%       -0.75%

Portfolio turnover
rate(%)                    6.6%       26.85%        28.51%      31.55%       32.90%
-------------------------------------------------------------------------------------



   (a) Per share net investment loss has been determined on the average number of shares outstanding during the period.
   (b) Total return assumes reinvestment of dividends.
   (c) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.






The accompanying notes are an integral part of these financial statements.

                     MH Elite Portfolio of Funds, Inc.
                           MH Elite Select Portfolio of Funds
                            Financial Highlights
     For a share of capital stock outstanding throughout the period


                                                                                 For the period
                                 For Years Ending December 31,                   April 6, 2006 to
                               2009             2008             2007        December 31, 2006 (a)
                      ----------------------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period          $  3.52         $   5.39        $   4.84               $  5.00
--------------------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
Gain/(Loss)(b) (e)             (0.03)           (0.03)           0.01                  0.02

Net Realized and
Unrealized Gain/(Loss)
on Investments                  1.10            (1.83)           0.56                 (0.18)
                             -------           ------          ------                -------
Total Income/(Loss)
from Investment
Operations                      1.07            (1.86)           0.57                 (0.16)
----------------------------------------------------------------------------------------------------

Distributions to shareholders from:

Net investment income              -            (0.01)          (0.02)                    -
Realize gains                      -                -               -                     -
                             -------           -------        --------              --------


Net asset value,
end of period               $   4.59         $   3.52        $   5.39               $  4.84
--------------------------------------------------------------------------------------------------

Total Return (c)               30.40%          -34.69%          11.78%                -3.20%
--------------------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)            $ 3,768       $  2,822          $  3,821              $  4,181
                             =======        ========         ========              ========
Ratio of Expenses to
Average Net Assets (e)          2.01%           1.99%            1.97%                 1.95% (d)

Ratio of Net Investment
Income/(loss) to Average
Net Assets (e)                 -0.69%          -0.68%            0.08%                -1.09% (d)

Portfolio turnover
rate(%)                         34.63%          35.90%           79.36%               120.49%
---------------------------------------------------------------------------------------------





    (a)	Commencement of operations began on April 6, 2006.
    (b)	Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.
    (c)	Total return assumes reinvestment of dividends.
    (d)	Annualized.
    (e)	Net investment income and expense ratios do not reflect the
        Fund of Funds' proportionate share of income and expense of the underlying funds.






The accompanying notes are an integral part of these financial statements.

                REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of MH Elite Portfolio of Funds, Inc.

	We have audited the accompanying statements of assets and liabilities of MH Elite Small Cap Fund of Funds ('Small Cap'), MH Elite Fund of Funds ('Fund of Funds') and MH Elite Select Portfolio of Funds ('Select'), (collectively the 'Funds'), (each a series of MH Elite Portfolio of Funds, Inc.) including the schedules of investments, as of December 31, 2009 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended for the Small Cap and Fund of Funds and the three years in the period then ended and the period April 6, 2006 (commencement of operations) to December 31, 2006 for the Select Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

	We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, verified by examination through correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Funds as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.



					Sanville & Company
			            /s/ Sanville & Company

Abington, Pennsylvania
March 1, 2010

                       MH Elite Portfolio of Funds, Inc.

                              ADDITIONAL INFORMATION
                               December 31, 2009
                                  (Unaudited)

                            PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations. If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund. It is not our intent to change or alter the management or policies of the underlying funds. The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s). We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.


                         SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.
For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The MH Elite Small Cap
Fund of Funds, MH Elite Fund of Funds, and MH Select Portfolio of Funds Forms N-Q will be available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-318-7969.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On December 14, 2009, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

   - The background, education and experience of the Advisor's personnel
   - Investment strategies and decision making processes
   - The nature, extent and quality of the services to be provided by the investment adviser
   - Investment performance of the Funds
   - Compensation to the adviser and analysis of the adviser's profitability with respect to the Funds
   - Financial condition and stability of the adviser
   - Possible conflicts of interest between the adviser and the Funds
   - Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Only accounting, auditing and legal services are outsourced by the adviser. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds. The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds' assets reach at least $35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.

                       MH Elite Portfolio of Funds, Inc.

                            ADDITIONAL INFORMATION
                              December 31, 2009
                                 (Unaudited)

                                  EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds,
MH Elite Fund of Funds, and/or MH Elite Select Portfolio of Funds you incur two types of costs: (1) management fees and (2) other
Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2009 through December 31, 2009 .



                               ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

          HYPOTHETICAL EXAMPLE FOR COMPARISION PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds.
To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                             Expenses Paid During the
	                Beginning Account Value    Ending Account Value      Period January 1, 2009 to
                             January 1, 2009	 December 31, 2009   December 31, 2009  (a)
Actual - MH Elite Small
Cap  Fund of Funds 	        $1,000	                $1,222	                 $ 7.00	 (b)

Actual - MH Elite Fund
of Funds 	                $1,000	                $1,207	                 $ 6.95  (b)

Actual - MH Elite Select
Portfolio of Funds (b)	        $1,000	                $1,195	                 $11.07  (c)

Hypothetical with expense
ratio of 1.25% (5% return
before expenses)	        $1,000	                $1,025	                 $ 6.36

Hypothetical with expense
ratio of 2.0% (5% return
before expenses)	        $1,000	                $1,025	                 $10.18

  (a) The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table below. Generally, the operating expenses of the underlying funds range from 0.24% to 2.71% of average net assets.
  (b) Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).
  (c) Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

                         Board of Directors Information
          MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                           December 31, 2009
                              (Unaudited)


The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds' Directors, and is available without
charge, by calling 1-800-318-7969.   Each director may be contacted by writing
to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.

All independent and interested directors serve on the Board of Directors of each Fund.

                                      DIRECTORS OF THE FUNDS

                                                                                  Number of
                            Position(s)      Term of         Principal           Portfolios in        Other
                            Held with       Office and     Occupation(s)          Fund Complex     Directorships
Name,Address, and Age         Fund          length of      During Past 5          Overseen by        Held by
                                            Time Served       Years               Director           Director
Vincent Farinaro            Independent      One Year,  Retired                      3               None
565 Fallbrook Drive         Director         Since
Venice, FL 34292                             7-31-1998
81

Howard Samms                Independent      One Year,  Retire from Johnson and      3               None
4 Surrey Lane               Director         Since      Johnson Healthcare Systems,
Lambertville, NJ 08530                       7-31-1998  Director of Finance
64                          Chairman of the  Since
                            Board            1-1-2005


Jerome Stern                Independent      One Year,  Retired                      3               None
44 Dexter Drive North       Director         Since
Basking Ridge, NJ 07920                      8-6-1999
81

Tice Walker                 Independent      One Year,  Actuary                      3               None
52 Oak Avenue               Director         Since
Metuchen NJ 08840                            9-1-2003
41

Jeff Holcombe (a)           Interested       One Year,  Telcordia Technologies       3               None
8 Guildford Court           Director                    Director of Software
Annandale, NJ 08801                          Since      Development
54                          Vice-President   7-31-1998


Vincent Rettino(b)          Interested       One Year,  Teacher Union                3               None
235 Russell Avenue          Director                    NJ School District
Rahway, NJ 07065                             Since      MH Investment
34                                           10-31-08   Management
                                                        Research Assistant




(a) Mr. Holcombe is an 'interested person' (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b) Mr. Rettino is an 'interested person' (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund's Investment Advisor.

                                 Director Compensation

Each director, if any, who is not an 'interested director' as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees. Additionally, the Chairman of the Board is paid $125 annually per Fund. The Directors periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. Neither the interested Director nor any officer of the Funds receives any compensation from the Funds.

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer. A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Inc., 220 Russell Avenue,
Rahway, NJ 07065.


Item 3. Audit Committe Financial Expert


MH Elite Portfolio of Funds, Inc. manages a small fund with less than 20 million in assets. The Fund's management and Board of Directors have determined with a history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, that a separate audit committee and financial expert is not required. The Fund's management is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940).


Item 4. Principal Accountant Fees and Services

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

                  Fiscal Year Ended December 31,

                       2009             2008
                     -------          -------
Audit Fees          $ 17,000         $ 19,400
Audit-Related              0                0
Tax Fees               3,975            3,775
All Other Fees             0                0
                    ---------          -------
Total               $ 20,975         $ 23,175




Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS. There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits


  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a)     Code of Ethics policy for Registrant (refer to Item 2)


     Exhibit 10(b)(1) Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and
                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.



                                   SIGNATURES


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of February, 2010.


                                       MH Elite Portfolio of Funds, Inc.

                                       /s/ Harvey Mersion
                                       --------------------------------
                                       Harvey Merson
                                       President
                                       (Principal Executive Officer)

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of February, 2010.


                                       /s/ Jeff Holcombe
                                       ---------------------------------
                                       Jeff Holcombe
                                       Vice President
                                       (Principal Financial Officer)